Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 7,187,000	$ (11,332,000)	$ (45,117,000)	$ (17,971,000)	$ (14,704,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense	7,000	21,000	50,000	161,000	349,000
Restricted stock compensation expense	14,000	27,000	79,000	266,000	308,000
Depreciation expense	120,000	74,000	310,000	305,000	617,000
Loss on disposal of equipment	0	20,000	18,000	1,000	15,000
Warrant liability fair value adjustment	(14,697,000)	(1,238,000)	(15,103,000)	(12,780,000)	(564,000)
Gain on warrant extinguishment			(9,613,000)	0	0
Non-cash interest income	(4,000)	(2,000)	(1,000)	(1,000)	(1,000)
Debt discount and deferred finance costs amortization	0	8,363,000	21,544,000	14,268,000	0
Loss on debt settlements and extinguishments			29,924,000	0	0
Changes in assets and liabilities:
Prepaid expenses and other assets	152,000	117,000	7,000	260,000	9,000
Accounts receivable	(24,000)	(94,000)	108,000	(138,000)	(52,000)
Inventories	24,000	(115,000)	(543,000)	95,000	(420,000)
Accounts payable and accrued expenses	828,000	401,000	3,180,000	1,507,000	(1,757,000)
Deferred revenue			(32,000)	30,000	0
Other non-current liabilities	(50,000)	(59,000)	(209,000)	(216,000)	(220,000)
Net cash used in operating activities	(6,443,000)	(3,817,000)	(15,398,000)	(14,213,000)	(16,420,000)
Cash flows from investing activities:
Purchase of property, plant and equipment	(6,000)	(58,000)	(524,000)	(258,000)	(170,000)
Increase in restricted cash			0	(1,087,000)	0
Proceeds from sales of property, plant and equipment			0	0	180,000
Net cash (used in) provided by investing activities	(6,000)	(58,000)	(524,000)	(1,345,000)	10,000
Cash flows from financing activities:
Increase in restricted cash			0	(26,200,000)	0
Net proceeds from the release of restricted cash	238,000	6,091,000	13,120,000	0	0
Net proceeds from sale of stock and exercise of warrants	4,253,000	0	15,000	2,383,000	8,655,000
Net cash provided by financing activities	4,491,000	6,091,000	15,445,000	7,409,000	8,655,000
Net proceeds from sale of Series B and Series C preferred shares			2,310,000	0	0
Net proceeds from convertible note debt financing			0	31,226,000	0
Foreign currency effects on cash and cash equivalents	(12,000)	(221,000)	67,000	(49,000)	(107,000)
Increase (decrease) in cash and cash equivalents	(1,970,000)	1,995,000	(410,000)	(8,198,000)	(7,862,000)
Cash and cash equivalents:
Beginning of period	3,999,000	4,409,000	4,409,000	12,607,000	20,469,000
End of period	2,029,000	6,404,000	3,999,000	4,409,000	12,607,000
Supplemental non-cash activities:
Conversion of convertible notes	0	12,210,000	40,121,000	649,000	0
Fair value of warrants issued	18,306,000	0	16,953,000	28,472,000	4,247,000
Fair value of warrants exercised	$ 0	$ 0	2,552,000	726,000	123,000
Cashless exercise of warrants			2,537,000	0	0
Deemed dividend			527,000	0	0
Fair value of warrants exercised for cash			19,000	726,000	123,000
Series A and Series B Preferred Shares [Member]
Cash flows from financing activities:
Release of restricted cash for redemption of preferred shares			2,360,000	0	0
Cash paid to redeem preferred shares			(2,360,000)	0	0
Series C Preferred Shares [Member]
Cash flows from financing activities:
Release of restricted cash for redemption of preferred shares			590,000	0	0
Cash paid to redeem preferred shares			(590,000)	0	0
Series C Warrants [Member]
Cash flows from financing activities:
Release of restricted cash for extinguishment of Series C Warrants			7,876,000	0	0
Cash paid to extinguish of Series C Warrants			$ (7,876,000)	$ 0	$ 0